Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 46,805	$ 50,569
Receivables, net of allowance for bad debts of $1.6 million (2022: $2.2 million)	56,234	79,843
Prepaid expenses and other assets	4,348	4,521
Advances and deposits	6,833	2,160
Inventories	12,558	15,718
Current portion of derivative assets		4,927
Total current assets	126,778	157,738
Non-current assets
Investments and other assets, net	11,186	11,219
Vessels and vessel equipment, net	524,044	531,378
Deferred drydock expenditures, net	12,022	4,716
Advances for ballast water treatment and scrubber systems	9,587	5,530
Deferred finance fees, net	2,835	2,717
Operating lease, right-of-use asset	4,499	10,561
Total non-current assets	564,173	566,121
TOTAL ASSETS	690,951	723,859
Current liabilities
Accounts payable	2,016	8,814
Accrued expenses and other liabilities	18,265	20,890
Deferred revenue	347	1,220
Accrued interest on debt and finance leases	939	863
Current portion of long-term debt	6,436	12,927
Current portion of finance lease obligations	2,029	1,857
Current portion of operating lease obligations	3,807	6,358
Total current liabilities	33,839	52,929
Non-current liabilities
Non-current portion of long-term debt	39,590	115,869
Non-current portion of finance lease obligations	41,614	43,643
Non-current portion of operating lease obligations	510	3,969
Other non-current liabilities	954	1,007
Total non-current liabilities	82,668	164,488
TOTAL LIABILITIES	116,507	217,417
Redeemable Preferred Stock
Cumulative Series A 8.5% redeemable preferred stock	37,043	37,043
Stockholders' equity
Common stock ($0.01 par value, 225,000,000 shares authorized, 43,324,702 issued and 41,304,649 outstanding as of December 31, 2023 and 42,646,636 issued and 40,626,583 outstanding as of December 31, 2022)	433	426
Additional paid in capital	471,216	468,006
Accumulated other comprehensive income		1,468
Treasury stock (2,020,053 shares as of December 31, 2023 and December 31, 2022)	(15,636)	(15,636)
Retained earnings	81,388	15,135
Total stockholders' equity	537,401	469,399
Total redeemable preferred stock and stockholders' equity	574,444	506,442
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND EQUITY	$ 690,951	$ 723,859